Capital structure and financial items - Other non-cash items - Other non-cash items (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reversals of non-cash income statement items
Interest income and interest expenses, net (note 4.10)	kr 139	kr 58	kr 53
Capital gains/(loss) on investments, net. etc	124	(340)	195
Result of associated company	189	24	(149)
Share-based payment costs	1,539	1,040	823
Increase/(decrease) in provisions and retirement benefit obligations	19,080	16,581	3,605
Other	1,239	(4,354)	3,322
Total other non-cash items	kr 22,310	kr 13,009	kr 7,849